Other assets, income, expenses and non-controlling interest - Schedule of Non-Controlling Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Assets	$ 383,748	$ 365,873
Liabilities - current	(25,752)	(28,118)
Assets attributable to non-controlling interest
Disclosure of associates [line items]
Assets	11,301	3,780
Liabilities - current	(211)	(10)
Liabilities - long-term	$ (11,090)	$ (3,770)